Leasehold Improvement, Furniture and Equipment, Net (Tables) (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Schedule of Leasehold Improvements, Furniture and Equipment
	2019	2018
Furniture and education equipment	$27,125	$36,861
Computer equipment and software	46,120	15,529
Leasehold improvements	83,413	-
	$156,658	$52,390
Less: accumulated depreciation	(56,001)	(28,198)
	$100,656	$24,192

	As of December 31,
	2018	2017
Furniture and education equipment	$36,861	$-
Computer equipment and software	15,529	-
	$52,390	$-
Less: accumulated depreciation	(28,198)	-
	$24,192	$-

Zhongdehui (SZ) Development Co., Limited [Member]
Schedule of Leasehold Improvements, Furniture and Equipment
	As of June 30,
	2018	2017
Furniture and education equipment	$92,182	89,979
Computer equipment and software	16,001	15,619
Leasehold improvements	184,776	161,958
	$292,959	267,556
Less: accumulated depreciation	(161,709)	(78,008)
	131,250	189,548